Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	€ 4,555	€ 4,900
Net Trade accounts and notes receivable	12,249	14,981
Other receivables	525	720
Inventories	4,459	3,920
Deferred tax assets	32	26
Other assets, current portion	501	621
Short-term investment	3,513	1,572
Total current assets	25,834	26,740
Noncurrent Assets
Property and equipment, net	2,128	2,534
Intangible assets, net	89	68
Goodwill	2,412	2,412
Deposits and other non-current assets	413	484
Total assets	30,875	32,238
Current liabilities
Trade accounts and notes payable	5,328	6,295
Deferred revenues, current portion	817	418
Social security and other payroll withholdings taxes	685	767
Employee absences compensation	493	444
Income taxes payable	(3)	31
Other accrued liabilities	3,244	2,965
Short-term borrowings	1,801	1,700
Current portion of capital lease obligations	460	557
Current portion of long-term debt	248	238
Convertible debentures carried at fair value	0	7,085
Financial instruments carried at fair value, current	0	195
Total current liabilities	13,075	20,694
Deferred revenues, non current	70	258
Capital lease obligations, non current	544	695
Non convertible debentures carried at fair value	4,203	0
Financial instruments carried at fair value, non current	1,880	0
Long-term debt, non current	591	720
Other long-term liabilities	957	1,158
Total liabilities	21,322	23,525
Shareholders' equity
at June 30, 2012 and at December 31, 2011, respectively	2,423	1,784
Additional paid-in capital	46,065	39,784
Retained earnings	(33,973)	(28,093)
Cumulative other comprehensive loss	(3,790)	(3,590)
Treasury stock, at cost; 381,528 shares at June 30'12 & at Dec.31, 2011	(1,172)	(1,172)
Total shareholders' equity	9,553	8,714
Total liabilities and shareholders' equity	€ 30,875	€ 32,238